Cover	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity File Number	1-13412
Entity Registrant Name	HUDSON TECHNOLOGIES INC /NY
Entity Central Index Key	0000925528
Entity Tax Identification Number	13-3641539
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	PO Box 1541
Entity Address, Address Line Two	1 Blue Hill Plaza
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	845
Local Phone Number	735-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HDSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false